Convertible Notes - Schedule of Amortized Cost of the Convertible Notes (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Amortized Cost of the Convertible Notes [Abstract]
Convertible notes- Issued in July, 2025	$ 3,500,000
Less debt issuance cost	(356,000)
Less debt discount	(350,000)
Fair value of Conversion Option@2025/7/17	(871,029)
Convertible Notes	1,922,971
Add amortization of issuance cost	85,434
Total Convertible Notes	2,008,405	$ 964,865
Interest payable of convertible notes	58,333
Total convertible notes and interest payable of convertible notes	$ 2,066,738